Short-term Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Short-term Borrowings

5. Short-term Borrowings

	As of March 31,	As of December 31,
	2026	2025
Due to related parties	$-	$45
Due to employees	-	28
Third party borrowings	337	300
Total short-term borrowings	$337	$373

Related Party Loans

During the year ended December 31, 2025, the Company entered into short-term, non-interest-bearing loan arrangements with certain officers and shareholders of the Company. These loans are due to related parties as defined by ASC 850, Related Party Disclosures. As of December 31, 2025, total amounts due to related parties under these non-interest-bearing loan arrangements were $44,970, consisting of a $25,000 loan from the Company’s Chief Executive Officer, Shareholder, and Director, and $19,970 of loans from the Company’s Cofounder, Chief Marketing Officer, and Shareholder. All such amounts were repaid in full during the three months ended March 31, 2026.

Employee Loan

In the third quarter of 2025, the Company received a short-term business loan of $25,000 from an employee of the Company. As of December 31, 2025, the outstanding balance was $27,857, consisting of principal of $25,000 and accrued interest and penalties of $2,857. The short-term employee business loan and related interest was repaid in full during the three months ended March 31, 2026.

Third party borrowing

In 2023, the Company received a cash advance of $0.3 million from an unrelated third party. The advance was not formalized under a written loan agreement and had no stated maturity date, repayment schedule, or interest rate, and was payable on demand. In March 2026, the advance was formalized under a promissory note which bears interest at a rate of 4.15% per annum which matures in September 2026.

5. Short-term borrowings

The following table summarizes the outstanding borrowings as of December 31, 2025 and 2024 (amounts in thousands):

	December 31,
	2025	2024
Due to related parties	$45	$-
Due to employees	28	-
Third party borrowings	300	300
Total short-term borrowings	$373	$300

Related Party Loans

During the year ended December 31, 2025, the Company entered into short-term, non-interest-bearing loan arrangements with certain officers and shareholders of the Company, as described below. These loans are due to related parties as defined by ASC 850, Related Party Disclosures. These related party transactions were not conducted at arm’s length, as the loans do not bear interest. Given the short-term nature of these arrangements (all subsequently repaid in the first quarter of 2026), the effect of imputing interest at a market rate is not considered material to the financial statements.

The Company’s Chief Executive Officer, Shareholder, and Director, advanced a total of $125,000 to the Company during 2025 through two separate non-interest-bearing loans. A $100,000 loan issued in the first quarter of 2025 was fully repaid in the second quarter of 2025. A second loan of $25,000 was issued in the third quarter of 2025 and remains outstanding as of December 31, 2025. The loan was subsequently repaid in the first quarter of 2026.

The Company’s Cofounder, Chief Marketing Officer, and Shareholder, advanced a total of $19,970 to the Company during 2025 through two separate non-interest-bearing loans of $4,970 and $15,000, respectively, both issued in the third quarter of 2025. Both loans remain outstanding as of December 31, 2025. The loans were subsequently repaid in the first quarter of 2026.

As of December 31, 2025, total amounts due to related parties under these non-interest-bearing loan arrangements were $44,970.

Employee Loan

In the third quarter of 2025, the Company received a short-term business loan of $25,000 from an employee of the Company. The general terms of the loan provided for a minimum 4.0% interest rate, with principal and interest repayable within 30 days of the loan issuance date and a 2% retroactive interest penalty payable until the loan is repaid in full. As the loan was not repaid within the initial 30-day term, the 2% retroactive interest penalty was applied. As of December 31, 2025, the outstanding balance was $27,857, consisting of principal of $25,000 and accrued interest and penalties of $2,857. Interest expense and penalties of $2,857 are included in other income (expense), net in the accompanying statements of operations. The short-term employee business loan and related interest was repaid in full in the first quarter of 2026.

Third party borrowing

In 2023, the Company received a cash advance of $0.3 million from an unrelated third party. The advance was not formalized under a written loan agreement and has no stated maturity date, repayment schedule, or interest rate. The advance is payable on demand in accordance with ASC 470-10-45-10, which requires that obligations that by their terms are due on demand be classified as current liabilities, even though liquidation may not be expected within one year. In March 2026, the advance was formalized under a promissory note which matures in September 2026. The Company has classified the obligation within current liabilities as of December 31, 2025.

The Company has entered into one noncancellable operating lease for office and manufacturing space, with a term ending in 2029. The Company determines if a contract is or contains a lease based on its relevant terms in accordance with ASC 842, including whether it conveys to the Company the right to obtain substantially all of the economic benefits of the identified leased asset and to direct its use.

The components of lease cost for the years ended December 31, 2025 and 2024 were as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Operating lease cost	$702	$702
Variable lease cost	134	228
Total lease cost	$836	$930

Other information related to leases as of December 31, 2025 and 2024 were as follows (dollar amounts in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$545	$524

	December 31,
	2025	2024
Weighted-average remaining lease term - operating leases (years)	3.3	4.3
Weighted-average discount rate - operating leases	8.3%	8.3%

Maturities of lease liabilities under noncancellable leases as of December 31, 2025 are as follows (amounts in thousands):

2026	$567
2027	590
2028	613
2029	212
Total lease payments	1,982
Less imputed interest	(261)
Total lease liabilities	$1,721

Current portion of lease liabilities	$441
Lease liabilities, net of current portion	1,280
$1,721